Vessels, Net / Vessels Held for Sale / Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Vessels Net [Abstract]
Vessels, Net
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2014	$376,193,456	$(70,057,540)	$306,135,916
Newbuilding deliveries	81,051,077		81,051,077
Depreciation for the period		(18,154,020)	(18,154,020)
Balance December 31, 2014	$457,244,533	$(88,211,560)	$369,032,973
Depreciation for the period		(16,687,357)	(16,687,357)
Disposals	(165,075,995)	21,991,963	(143,084,032)
Transfer to Vessels Held for Sale	(147,153,000)	64,287,231	(82,865,769)
Impairment loss	(71,087,353)	18,619,723	(52,467,630)
Balance December 31, 2015	$73,928,185	$-	$73,928,185